COHEN & STEERS DIVIDEND VALUE FUND, INC.

Class A (DVFAX), Class C (DVFCX), Class F (DVVFX), Class I (DVFIX), Class R (DVFRX),

Class T (DVVTX) and Class Z (DVFZX) Shares

Supplement dated July 26, 2017 to

Summary Prospectus and Prospectus dated July 1, 2017

Statement of Additional Information dated July 1, 2017

Effective July 26, 2017, Jamelah Leddy will no longer serve as a portfolio manager to the Cohen & Steers Dividend Value Fund, Inc. (the “Fund”). All references to Jamelah Leddy in the Summary Prospectus, Prospectus and Statement of Additional Information, all which are dated July 1, 2017, are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

DVFPROSSUPP-0717